Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 26,606,222	$ 15,029,188	$ 17,976,842
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	8,127,800	7,021,557	6,742,439
Provision for loan loss		75,000	168,000
Non-cash loss on derivatives	1,802,655	1,282,369	283,610
Bond premium/discount amortization	238,996	(181,208)	(332,003)
Gain on mortgage revenue bonds - redemption		(3,701,772)
Gain on the sale of MF Properties	(4,599,109)
Provision for loss from receivables			241,698
Gain on the sale of discontinued operations	(3,212,447)		(3,177,183)
Contingent interest realized from Consolidated VIEs in 2015, Ashley Square in 2014 and upon the sale of the Iona Lakes mortgage revenue bond in 2013	(4,756,716)	(40,000)	(6,497,160)
Note interest income realized from the sale of Fairmont Oaks, Consolidated VIE	(1,454,621)
Realized loss on taxable property loan			4,557,741
Changes in operating assets and liabilities, net of effect of acquisitions
Increase in interest receivable	(2,452,084)	(1,074,623)	(2,464,062)
Increase in other assets	(416,419)	(24,276)	(2,257,600)
Increase in accounts payable and accrued expenses	(496,859)	(942,064)	(1,009,598)
Net cash provided by operating activities	19,387,418	17,444,171	14,232,724
Cash flows from investing activities:
Capital expenditures	(3,282,107)	(23,798,209)	(13,007,148)
Acquisition of mortgage revenue bonds	(188,572,000)	(142,794,827)	(148,624,000)
Proceeds from sale of MF Properties	16,196,510
Proceeds from the sale of discontinued operations	22,900,000		22,610,000
Proceeds from the mortgage revenue bonds and MBS Securities - sale and redemptions		60,398,010	21,935,343
Restricted cash - debt collateral released (paid)	900,000	1,699,973	(3,992,848)
(Increase) decrease in restricted cash	(16,004)	(475,208)	94,423
Principal payments received on mortgage revenue bonds	22,896,089	7,214,136	2,764,286
Principal payments received on taxable property loans	153,821	145,000
Assets purchased - held for investment	(2,889,400)		(1,090,000)
Restructure and acquisition of interest rate derivative	(562,088)	(1,382,900)	(793,000)
Cash realized from the bond exchange for the Suites on Paseo Property	514,095
Increase in notes receivable	(11,208,763)	(710,118)	(1,603,083)
Repayment of notes receivable	2,958,415	68,530
Investment in bonds due to the sale recognition of discontinued operations			(27,778,000)
Cash received from taxable property loans receivable - Ohio Properties			4,064,089
Change in restricted cash - Greens Property sale			2,546,363
Acquisition of MBS securities			(12,629,888)
Acquisition of taxable bonds	(500,000)		(2,918,000)
Net cash used in investing activities	(138,703,473)	(105,887,640)	(158,421,463)
Cash flows from financing activities:
Distributions paid	(31,556,898)	(30,168,167)	(22,238,937)
Proceeds from the sale of beneficial unit certificates		54,740,000	51,750,000
Payment of offering costs related to the sale of beneficial unit certificates		(3,451,301)	(3,536,397)
Proceeds from debt financing	293,205,000	186,815,000	81,490,000
Principal borrowings on mortgages payable		22,622,552	20,697,452
Principal payments on debt financing	(182,132,712)	(98,730,000)	(2,164,000)
Principal payments on mortgages payable	(8,415,981)	(3,056,763)	(372,856)
Principal borrowing on lines of credit	74,071,261		16,065,900
Principal payments on lines of credit	(55,149,000)		(16,065,900)
Increase (decrease) in liabilities related to restricted cash	16,004	475,208	(94,423)
Deferred costs related to future equity raises	(169,667)
Debt financing costs	(2,709,513)	(2,927,732)	(355,585)
Net cash provided by financing activities	87,158,494	126,318,797	125,175,254
Net increase (decrease) in cash and cash equivalents	(32,157,561)	37,875,328	(19,013,485)
Cash and cash equivalents at beginning of year, including cash and cash equivalents of discontinued operations of $35,772, $25,976, and $208,053, respectively	49,193,343	11,318,015	30,331,500
Cash and cash equivalents at end of year, including cash and cash equivalents of discontinued operations of $0, $35,772, and $25,976, respectively	17,035,782	49,193,343	11,318,015
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	12,866,079	9,112,063	6,621,251
Distributions declared but not paid	8,759,343	7,617,390	6,446,077
Supplemental disclosure of non cash activities:
Capital expenditures financed through accounts and notes payable	26,368	137,759	1,758,297
Exchange of suites on Paseo assets held for the Suites on Paseo Property	42,665,912
Conversion of Woodland Park mortgage revenue bond to MF Property			15,662,000
Restricted cash released to pay down mortgages payable			2,356,640
Deconsolidation of the discontinued operations - noncontrolling interest			2,326,984
Recognition of taxable property loans receivable - discontinued operations			$ 2,086,236
M24 and M31 TEBS Financing Facilities [Member]
Cash flows from investing activities:
(Increase) decrease in restricted cash	6,622,959
M33 and M31 TEBS Financing Facilities [Member]
Cash flows from investing activities:
(Increase) decrease in restricted cash	$ (4,815,000)	$ (6,252,027)